OTHER NON-CURRENT ASSETS	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
OTHER NON-CURRENT ASSETS	OTHER NON-CURRENT ASSETS
The components of other non-current assets are as follows:

(US$ Millions)	Jun. 30, 2022	Dec. 31, 2021
Securities - FVTPL	$2,067	$2,200
Derivative assets	81	111
Securities - FVTOCI	68	108
Restricted cash	327	356
Inventory	955	652
Accounts receivables - non-current	428	2
Other	147	149
Total other non-current assets	$4,073	$3,578

Securities - FVTPL
Securities - FVTPL includes the partnership’s investment in the Brookfield Strategic Real Estate Partners III (“BSREP III”) fund, with a carrying value of the financial asset at June 30, 2022 of $1,125 million (December 31, 2021 - $1,154 million).